CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities
Net income (loss)	$ 2,404,000,000	$ (2,408,000,000)	$ (288,000,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of intangible assets	2,858,000,000	2,866,000,000	2,467,000,000
Amortization and write-off of debt discounts and debt issuance costs	151,000,000	118,000,000	145,000,000
Asset impairments	714,000,000	422,000,000	304,000,000
Acquisition accounting adjustment on inventory sold	0	38,000,000	134,000,000
Acquisition-related contingent consideration	(289,000,000)	(13,000,000)	(23,000,000)
Allowances for losses on trade receivables and inventories	119,000,000	174,000,000	115,000,000
Deferred income taxes	(4,386,000,000)	(236,000,000)	(160,000,000)
(Gain) loss on disposal of assets and businesses	(579,000,000)	(8,000,000)	5,000,000
Additions to accrued legal settlements	226,000,000	59,000,000	37,000,000
Insurance proceeds for legal settlement	60,000,000	0	0
Payments of accrued legal settlements	(221,000,000)	(69,000,000)	(33,000,000)
Goodwill impairment	312,000,000	1,077,000,000	0
Share-based compensation	87,000,000	165,000,000	140,000,000
Foreign exchange (gain) loss	(106,000,000)	14,000,000	95,000,000
Loss on extinguishment of debt	122,000,000	0	20,000,000
Other	(26,000,000)	(2,000,000)	(33,000,000)
Changes in operating assets and liabilities:
Trade receivables	417,000,000	(34,000,000)	(626,000,000)
Inventories	7,000,000	(164,000,000)	(276,000,000)
Prepaid expenses and other current assets	33,000,000	232,000,000	(91,000,000)
Accounts payable, accrued and other liabilities	387,000,000	(144,000,000)	325,000,000
Net cash provided by operating activities	2,290,000,000	2,087,000,000	2,257,000,000
Cash Flows From Investing Activities
Acquisition of businesses, net of cash acquired	0	(19,000,000)	(15,458,000,000)
Acquisition of intangible assets and other assets	(165,000,000)	(56,000,000)	(68,000,000)
Purchases of property, plant and equipment	(171,000,000)	(235,000,000)	(235,000,000)
Purchases of marketable securities	(7,000,000)	(1,000,000)	(49,000,000)
Proceeds from sale of marketable securities	2,000,000	17,000,000	67,000,000
Proceeds from sale of assets and businesses, net of costs to sell	3,253,000,000	199,000,000	13,000,000
Reduction of cash due to deconsolidation	0	(30,000,000)	0
Net settlement of assumed derivative contracts	0	0	184,000,000
Other	(25,000,000)	0	(31,000,000)
Net cash provided by (used in) investing activities	2,887,000,000	(125,000,000)	(15,577,000,000)
Cash Flows From Financing Activities
Issuance of long-term debt, net of discount	9,424,000,000	1,220,000,000	17,817,000,000
Repayments of long-term debt	(14,203,000,000)	(2,436,000,000)	(2,055,000,000)
Borrowings of short-term debt	1,000,000	3,000,000	8,000,000
Repayments of short-term debt	(8,000,000)	(3,000,000)	(8,000,000)
Repayments of convertible notes assumed	0	0	(3,123,000,000)
Issuance of common stock, net	0	0	1,433,000,000
Repurchases of common shares	0	0	(72,000,000)
Proceeds from exercise of stock options	0	33,000,000	30,000,000
Payment of employee withholding tax upon vesting of share-based awards	(4,000,000)	(11,000,000)	(88,000,000)
Payments of contingent consideration	(45,000,000)	(123,000,000)	(151,000,000)
Payments of deferred consideration	0	(540,000,000)	(55,000,000)
Payments of financing costs	(110,000,000)	(97,000,000)	(103,000,000)
Other	(18,000,000)	(9,000,000)	(9,000,000)
Net cash (used in) provided by financing activities	(4,963,000,000)	(1,963,000,000)	13,624,000,000
Effect of exchange rate changes on cash and cash equivalents	41,000,000	(54,000,000)	(30,000,000)
Net increase (decrease) in cash and cash equivalents and restricted cash	255,000,000	(55,000,000)	274,000,000
Cash and cash equivalents and restricted cash, beginning of period	542,000,000	597,000,000	323,000,000
Cash and cash equivalents and restricted cash, end of period	797,000,000	542,000,000	597,000,000
Cash and cash equivalents, end of period	720,000,000	542,000,000	597,000,000
Restricted cash, end of period	77,000,000	0	0
Cash and cash equivalents and restricted cash, end of period	$ 542,000,000	$ 597,000,000	$ 323,000,000